Income Tax (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax
Book income	$ (560,600)	$ (420,400)
Related party accrued payroll	24,000	37,500
(Gain) Loss on debt settlement	0	(24,200)
Stock based compensation	235,200	78,800
Interest amortization	300	0
Inventory write-off	0	7,100
Other income	(6,000)	0
Valuation allowance	307,100	321,200
Income tax expense	$ 0	$ 0